13002766

THE NASDAQ OMX GROUP

Arnold Golub
Vice President
Listing Qualifications

By Electronic Mail

July 1, 2013

001-33756

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS

Dear Mr. Thomas:

This is to certify that on June 19, 2013 The Nasdaq Stock Market (the "Exchange") received from Vanguard Natural Resources, LLC (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

7.875% Series A Cumulative Redeemable Perpetual Preferred Units representing preferred equity interests

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,